Document and Entity Information	12 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	PIONEER SERIES TRUST X
Central Index Key	0001174520
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jun. 30, 2012
Prospectus Date	Jun. 30, 2012